Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of Components of Lease Expenses

●	The components of lease expenses were as follows:

	Year ended December 31,
	2023	2024
Lease cost:
Amortization of right-of-use assets	6,164	2,590
Interest of lease liabilities	532	231
Total lease cost	6,696	2,821

Schedule of Supplemental Balance Sheet Information Related to Leases

●	Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2023	2024
Operating leases
Operating lease right-of-use assets	5,633	3,043
Operating lease liabilities, current	(2,407)	(2,516)
Operating lease liabilities, non-current	(3,366)	(850)
Total operating lease liabilities	(5,773)	(3,366)

Schedule of Supplemental Cash Flow Information Related to Leases
●	Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2023	2024
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	6,689	2,639
Right-of-use assets obtained in exchange for lease obligations:	6,983	-

	As of December 31,
	2023	2024
Weighted-average remaining lease term
Operating leases	2.2 years	1.3	years
Weighted-average discount rate
Operating leases	5.7%	5.7%

Summary of Maturities of Lease Liabilities
●	Maturities of lease liabilities were as follows:

As of December 31, 2024
2025	2,621
2026	858
Total undiscounted lease payments	3,479
Less: imputed interest	(113)
Total lease liabilities	3,366

Schedule of Future Minimum Payments Under Non-cancellable Operating Leases for Office Rental
As of December 31, 2024
2025	2,621
2026	858